Stock-Based Compensation - Option Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%
Stock options | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 0	$ 10.45
Risk-free interest rate	0.00%	1.02%
Expected term (in years)		5 years 9 months 10 days
Expected volatility	0.00%	66.90%
Expected dividend yield	0.00%	0.00%